Results Related to Derecognition of Financial Liabilities (Tables)	9 Months Ended
Sep. 30, 2024
Results Related to Derecognition of Financial Liabilities
Schedule of results related to derecognition of financial liabilities

	Nine month period
	ended September 30,
	2024	2023
	€1.000	€1.000

Gain on waiver of Amylon convertible loans	—	1,866
	—	1,866